UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clovis Capital Management, L.P.
Address: 640 Fifth Avenue
         14th Floor
         New York, NY  10019

13F File Number:  028-10654

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Louis LaRocca
Title:     Chief Compliance Officer
Phone:     (212) 332-1914

Signature, Place, and Date of Signing:

 /s/      Louis LaRocca     New York, NY     February 10, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    $625,374 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105    30310  2560000 SH       SOLE                  2560000        0        0
AFLAC INC                      COM              001055102    21630   500000 SH  PUT  SOLE                   500000        0        0
ALLEGHANY CORP DEL             COM              017175100     9985    35000 SH       SOLE                    35000        0        0
ALLIED WRLD ASSUR COM HLDG A   SHS              H01531104    19823   315000 SH       SOLE                   315000        0        0
BARNES & NOBLE INC             COM              067774109    24037  1660000 SH       SOLE                  1660000        0        0
BMC SOFTWARE INC               COM              055921100    29830   910000 SH       SOLE                   910000        0        0
CIGNA CORPORATION              COM              125509109    45150  1075000 SH       SOLE                  1075000        0        0
DIGITAL GENERATION INC         COM              25400B108     1669   140000 SH       SOLE                   140000        0        0
DIGITALGLOBE INC               COM NEW          25389M877     5304   310000 SH       SOLE                   310000        0        0
EVEREST RE GROUP LTD           COM              G3223R108    15767   187500 SH       SOLE                   187500        0        0
GEOEYE INC                     COM              37250W108     6220   279918 SH       SOLE                   279918        0        0
GLOBAL PMTS INC                COM              37940X102    19544   412500 SH       SOLE                   412500        0        0
GRACE W R & CO DEL NEW         COM              38388F108    15383   335000 SH       SOLE                   335000        0        0
HERTZ GLOBAL HOLDINGS INC      COM              42805T105    27425  2340000 SH       SOLE                  2340000        0        0
MATTEL INC                     COM              577081102     5552   200000 SH  PUT  SOLE                   200000        0        0
MOLEX INC                      COM              608554101     2386   100000 SH  PUT  SOLE                   100000        0        0
MOTOROLA SOLUTIONS INC         COM NEW          620076307    58788  1270000 SH       SOLE                  1270000        0        0
MYRIAD GENETICS INC            COM              62855J104    32981  1575000 SH       SOLE                  1575000        0        0
NEWS CORP                      CL A             65248E104    33004  1850000 SH       SOLE                  1850000        0        0
NXP SEMICONDUCTORS N V         COM              N6596X109     2306   150000 SH       SOLE                   150000        0        0
NYSE EURONEXT                  COM              629491101    29232  1120000 SH       SOLE                  1120000        0        0
NYSE EURONEXT                  COM              629491101    13050   500000 SH  CALL SOLE                   500000        0        0
PERRIGO CO                     COM              714290103    19460   200000 SH  PUT  SOLE                   200000        0        0
PLAINS EXPL& PRODTN CO         COM              726505100    32314   880000 SH       SOLE                   880000        0        0
PVH CORP                       COM              693656100    25200   357500 SH       SOLE                   357500        0        0
RACKSPACE HOSTING INC          COM              750086100     4301   100000 SH  PUT  SOLE                   100000        0        0
SYSCO CORP                     COM              871829107     7333   250000 SH  PUT  SOLE                   250000        0        0
TECH DATA CORP                 COM              878237106    12353   250000 SH  PUT  SOLE                   250000        0        0
TELLABS INC                    COM              879664100     8888  2200000 SH       SOLE                  2200000        0        0
TRANSATLANTIC HLDGS INC        COM              893521104    43784   800000 SH       SOLE                   800000        0        0
VALIDUS HOLDINGS LTD           COM SHS          G9319H102    22365   710000 SH       SOLE                   710000        0        0